KEELEY Small Cap Dividend Value Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.8%
	Automotive — 2.7%
115,930	Penske Automotive Group Inc.	$ 5,822,005
105,045	Winnebago Industries Inc.	5,565,284

		11,387,289

	Banking — 20.2%
172,215	Atlantic Union Bankshares Corp.	6,466,673
246,485	BancorpSouth Bank	7,742,094
74,420	BOK Financial Corp.	6,504,308
306,526	Cadence BanCorp	5,557,316
304,015	CenterState Bank Corp.	7,594,295
168,771	Columbia Banking System Inc.	6,866,448
114,116	Glacier Bancorp Inc.	5,248,195
79,514	IBERIABANK Corp.	5,950,033
108,547	Independent Bank Group Inc.	6,017,846
328,507	OceanFirst Financial Corp.	8,390,069
144,017	Opus Bank	3,725,720
39,873	Prosperity Bancshares Inc.	2,866,470
184,509	The Bank of NT Butterfield & Son Ltd.	6,830,523
93,265	Wintrust Financial Corp.	6,612,489

		86,372,479

	Broadcasting — 2.9%
105,660	Nexstar Media Group Inc., Cl. A	12,388,635

	Building and Construction — 5.7%
129,100	KB Home	4,424,257
371,311	KBR Inc.	11,324,985
382,350	Primoris Services Corp.	8,503,464

		24,252,706

	Business Services — 7.9%
491,063	City Office REIT Inc.	6,639,172
171,400	Healthcare Services Group Inc.	4,168,448
364,445	Outfront Media Inc., REIT	9,774,415
57,644	Ritchie Bros Auctioneers Inc.	2,475,810
182,537	STAG Industrial Inc., REIT	5,762,693
305,481	The Hackett Group Inc.	4,930,463

		33,751,001

	Computer Software and Services — 1.8%
170,202	Perspecta Inc.	4,500,141
82,200	TTEC Holdings Inc.	3,256,764

		7,756,905

	Consumer Products — 2.6%
273,253	Culp Inc.	3,721,706
180,099	Kontoor Brands Inc.	7,562,357

		11,284,063

	Consumer Services — 1.3%
160,830	National Storage Affiliates Trust, REIT	5,407,105

	Diversified Industrial — 4.4%
177,756	Altra Industrial Motion Corp.	6,436,545
38,290	ESCO Technologies Inc.	3,541,825
29,988	ITT Inc.	2,216,413
26,650	John Bean Technologies Corp.	3,002,389
196,804	Olin Corp.	3,394,869

		18,592,041

	Electronics — 3.1%
244,129	AVX Corp.	4,997,321
98,501	Dolby Laboratories Inc., Cl. A	6,776,869
53,689	Plantronics Inc.	1,467,857

		13,242,047

	Energy and Utilities — 12.1%
81,508	ALLETE Inc.	6,616,004
441,640	Atlantica Yield plc	11,654,880
296,145	Berry Petroleum Corp.	2,792,647

Shares		Market Value

79,299	Black Hills Corp.	$ 6,228,143
371,963	Covanta Holding Corp.	5,519,931
156,448	Delek U.S. Holdings Inc.	5,245,701
7,321	El Paso Electric Co.	497,023
923,422	Evolution Petroleum Corp.	5,051,118
244,885	South Jersey Industries Inc.	8,076,307

		51,681,754

	Entertainment — 1.3%
161,229	Cinemark Holdings Inc.	5,457,602

	Equipment and Supplies — 1.0%
51,559	Regal Beloit Corp.	4,413,966

	Financial Services — 11.6%
123,749	Air Lease Corp.	5,880,552
224,975	Alpine Income Property Trust Inc., REIT	4,281,274
537,801	Brightsphere Investment Group Inc.	5,496,326
13,516	FBL Financial Group Inc., Cl. A	796,498
506,689	FNB Corp.	6,434,950
58,664	James River Group Holdings Ltd.	2,417,543
1,048,564	Oaktree Specialty Lending Corp.	5,725,159
222,129	Provident Financial Services Inc.	5,475,480
62,694	Silvercrest Asset Management Group Inc., Cl. A	788,690
36,468	Solar Capital Ltd.	751,970
178,078	Synovus Financial Corp.	6,980,658
290,559	Virtu Financial Inc., Cl. A	4,646,038

		49,675,138

	Food and Beverage — 1.3%
403,900	Cott Corp.	5,525,352

	Health Care — 7.8%
318,885	CareTrust REIT Inc.	6,578,598
22,322	Chemed Corp.	9,805,162
438,230	Sabra Health Care REIT Inc.	9,351,828
171,054	The Ensign Group Inc.	7,760,720

		33,496,308

	Hotels and Gaming — 3.4%
59,458	Marriott Vacations Worldwide Corp.	7,655,812
77,989	Ryman Hospitality Properties Inc., REIT	6,758,527

		14,414,339

	Machinery — 0.5%
54,595	Astec Industries Inc.	2,292,990

	Materials — 0.5%
34,186	Sensient Technologies Corp.	2,259,353

	Metals and Mining — 3.2%
121,432	Compass Minerals International Inc.	7,402,495
56,014	Kaiser Aluminum Corp.	6,211,392

		13,613,887

	Paper and Forest Products — 2.4%
472,748	Mercer International Inc.	5,814,800
99,280	PotlatchDeltic Corp., REIT	4,295,846

		10,110,646

	Retail — 1.1%
62,900	Jack in the Box Inc.	4,908,087

	TOTAL COMMON STOCKS	422,283,693

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KEELEY Small Cap Dividend Value Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	RIGHTS — 0.0%
	Broadcasting — 0.0%
851,756	Media General Inc., CVR†(a)	$1

	SHORT TERM INVESTMENT — 1.2%
	Other Investment Companies — 1.2%
5,292,723	Fidelity Government Portfolio, Cl. I, 1.490%*	5,292,723

	TOTAL INVESTMENTS — 100.0% (Cost $340,965,572)	$427,576,417

*	1 day yield as of December 31, 2019.

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

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